Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of PMG (Detail) - USD ($) $ in Thousands				9 Months Ended
		Mar. 31, 2016	Dec. 04, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	[1]	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill				$ 626,657		$ 588,434		$ 463,324
Total cash outflows				$ 54,009	$ 102,756
PMG
Business Acquisition [Line Items]
Cash			$ 194
Property, plant and equipment			712
Goodwill	[2]		46,442
Intangible assets	[3]		10,582
Accounts receivable			12,747
Prepayments and other current assets			1,329
Accounts payable			(530)
Other liabilities			(2,656)
Non-current deferred tax liability			(3,666)
Net assets acquired			65,154
Cash consideration			53,681
Other liabilities assumed			9,860
Working capital adjustment		$ 1,600	1,613
Total cash outflows			$ 65,154

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs.
[2]	Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for the development of drugs, medical devices and diagnostics, with a specific focus on strategy to increase efficiency and productivity in product development.
[3]	The Company has made an initial estimate of separate intangible assets acquired, being customer lists and order backlog, of $10.6 million. This assessment is under review and will be finalized within 12 months of the date of acquisition.